Financial Instruments and Risk Management - Additional information (Details)							12 Months Ended
	Feb. 26, 2025 CAD ($)	Feb. 26, 2025 USD ($)	Jun. 24, 2024 CAD ($)	Dec. 27, 2023 CAD ($)	Oct. 10, 2023 CAD ($)	May 24, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2022 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents							$ 96,941,000	$ 91,135,000			$ 40,602,000
Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease (increase) in net loss before tax							713,000
Increase in net loss before tax							(12,530,000)
Decrease in net loss before tax							$ 12,012,000
Percentage of increase (decrease) in interest rates							1.00%
Percentage of increase in credit spread							1.00%
Percentage of decrease in credit spread							(1.00%)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease (increase) in net loss before tax							$ 271,000
Cash and cash equivalents									$ 53,108,000
Accounts payable									$ 6,033,000	€ 10,000
Increase (decrease) in foreign exchange rates							1.00%
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net loss before tax							$ 7,847,000
Decrease in net loss before tax							$ (8,518,000)
Decrease in share price (as a percent)							10.00%
Decrease in market securities asset value							$ 95,000
Percentage of increase in gold price curve							5
Percentage of decrease in gold price curve							(5)
Private placement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross proceeds			$ 22,750,000	$ 10,734,000	$ 4,541,000	$ 73,537,000		88,812,000
Private placement | Non-brokered private placement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross proceeds	$ 88,347,000	$ 50,000,000
Cash, Cash Equivalents, Receivables and Deposits [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk							$ 102,069,000	$ 94,194,000